Investment Securities - Sales of Investment Securities Available For Sale (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended				12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013		Mar. 31, 2012
Investments Debt And Equity Securities [Abstract]
Proceeds from sales & calls			$ 388	$ 6,420	$ 356	[1]	$ 6,359	[1]	$ 12,780	[1]	$ 338,224	[1]
Gross gains			301	1	292		90		91		6,618
Gross losses				(201)			(137)		(338)		(39)
Net gain/(loss) on sales & calls			$ 301	$ (200)	$ 292	[1]	$ (47)	[1]	$ (247)	[1]	$ 6,579	[1]

[1]	Includes proceeds of $517,000 received during the fiscal year ended March 31, 2013 by the issuers of investment securities exercising the right to call the securities. This resulted in a gain of $18,000.